Joint Arrangements (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of joint ventures [line items]
Disclosure of joint operations
The following table lists the Company’s significant subsidiaries and jointly-controlled entities and their respective places of incorporation, continuance or organization, as the case may be, and the Company’s percentage equity interest (to the nearest whole number) as at December 31, 2020. All of the entities listed below, except as otherwise indicated, are 100% beneficially owned, or controlled or directed, directly or indirectly, by the Company.

Significant Subsidiaries and Joint Operations	%	Jurisdiction
Husky Oil Operations Limited	100	Alberta
Husky Energy International Corporation	100	Alberta
Lima Refining Company	100	Delaware
Husky Marketing and Supply Company	100	Delaware
Husky Oil Limited Partnership	100	Alberta
Husky Canadian Petroleum Marketing Partnership	100	Alberta
Husky Energy Marketing Partnership	100	Alberta
Sunrise Oil Sands Partnership	50	Alberta
BP-Husky Refining LLC	50	Delaware

Husky-CNOOC Madura Ltd.
Disclosure of joint ventures [line items]
Disclosure of joint ventures
Summarized below is the financial information for Husky-CNOOC Madura Ltd. accounted for using the equity method:

Results of Operations
($ millions, except share of equity investment)	2020	2019
Revenues	386	424
Expenses	(280)	(267)
Net earnings	106	157
Share of equity investment	40%	40%
Proportionate share of equity investment	39	50

Balance Sheets
($ millions, except share of equity investment)	December 31, 2020	December 31, 2019
Current assets(1)	215	208
Non-current assets	1,657	1,840
Current liabilities	(77)	(70)
Non-current liabilities(2)	(1,160)	(1,427)
Net assets	635	551
Share of net assets	40%	40%
Carrying amount in balance sheet	457	516
(1)    Includes cash and cash equivalents of $48 million (2019 – $42 million).
(2)    Includes deferred revenue of $8 million (2019 - $nil) related to take-or-pay commitments, with respect to natural gas production volumes from the BD Project, not taken by the purchaser. As per the terms of the agreement, the purchaser has until the end of the agreement to take these volumes.